Note 5 - Receivables - Schedule of Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
GST receivables	$ 505	$ 494
Grant receivables	146	570
Other	15	246
Trade and other current receivables	$ 666	$ 1,310